Fair Value Measurements - Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Marketable securities	$ 0	$ 23,998
Fair Value, Recurring [Member]
Assets
Marketable securities		23,998
Total assets measured at fair value		23,998
Liabilities
Preferred stock warrants	17,457	12,099	$ 15,996
One SRL call option (see Note 11)	2,040	1,545
Total liabilities measured at fair value	19,497	13,644	16,306
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Assets, Transfer from Level 1 to Level 2	0	0	0
Assets, Transfer from Level 2 to Level 1	0	0	0
Assets, Transfer into Level 3	0	0	0
Assets, Transfer out of Level 3	0	0	0
Liabilities, Transfer from Level 1 to Level 2	0	0	0
Liabilities, Transfer from Level 2 to Level 1	0	0	0
Liabilities, Transfer into Level 3	0	0	0
Liabilities, Transfer out of Level 3	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Marketable securities		23,998
Total assets measured at fair value		23,998
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Preferred stock warrants	17,457	12,099	15,996
One SRL call option (see Note 11)	2,040	1,545
Total liabilities measured at fair value	$ 19,497	$ 13,644	$ 16,306